ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entity [Line Items]
Schedule of Company's Subsidiaries and VIE's
	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

Intermediate Holding Company:
Broad Cosmos Enterprises Ltd. (“Broad Cosmos”)	June 26, 2006	British Virgin Islands ("BVI")	100%

AirMedia International Limited ("AM International")	July 14, 2007	BVI	100%

AirMedia (China) Limited ("AM China")	August 5, 2005	Hong Kong	100%

Subsidiaries:
AirMedia Technology (Beijing) Co., Ltd. ("AM Technology")	September 19, 2005	the PRC	100%

Shenzhen AirMedia Information Technology Co., Ltd. ("Shenzhen AM")	June 6, 2006	the PRC	100%

Xi'an AirMedia Chuangyi Technology Co., Ltd. ("Xi'an AM")	December 31, 2007	the PRC	100%

VIEs:
Beijing AirMedia Shengshi Advertising Co., Ltd.
(Formerly Beijing Shengshi Lianhe Advertising Co., Ltd.)
("AirMedia Shengshi")	August 7, 2005	the PRC	N/A

Beijing AirMedia Jiaming Advertising Co., Ltd.
(Formerly Beijing AirMedia UC Advertising Co., Ltd.)
("Jiaming Advertising")	January 1, 2007	the PRC	N/A

Beijing Yuehang Digital Media Advertising Co., Ltd. ("AM Yuehang")	January 16, 2008	the PRC	N/A

AirMedia Online Network Technology Co., Ltd. ("AM Online")	April 30, 2015	the PRC	N/A

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

VIEs' subsidiaries:
Beijing AirMedia Film & TV Culture Co., Ltd. ("AM Film")	September 13, 2007	the PRC	N/A

Flying Dragon Media Advertising Co., Ltd. ("Flying Dragon")	August 1, 2008	the PRC	N/A

Wenzhou AirMedia Advertising Co., Ltd. ("AM Wenzhou")	October 17, 2008	the PRC	N/A

Hainan Jinhui Guangming Media Advertising Co., Ltd. ("Hainan Jinhui")	June 23, 2009	the PRC	N/A

Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")	February 1, 2010	the PRC	N/A

Beijing GreatView Media Advertising Co., Ltd.
(Formerly Beijing Weimei Shengjing Media
Advertising Co., Ltd.) ("GreatView Media")	April 28, 2011	the PRC	N/A

Guangzhou Meizheng Advertising Co., Ltd. ("Guangzhou Meizheng")	May 17, 2013	the PRC	N/A

Beijing AirMedia Tianyi Information Technology Co., Ltd. ("AM Tianyi")	September 25, 2013	the PRC	N/A

Guangzhou Xinyu Advertising Co., Ltd. ("Guangzhou Xinyu")	February 2, 2015	the PRC	N/A

AirMedia Mobile Network Technology Co., Ltd. ("AM Mobile")	April 23, 2015	the PRC	N/A

Guangzhou Meizheng Information Technology Co., Ltd. ("Guangzhou Tech")	June 18, 2015	the PRC	N/A

AirMedia Henglong Mobile Network Technology Co., Ltd. ("AMHL Mobile")	April 27, 2015	the PRC	N/A

Beijing AirMedia Jiaming Film & TV Culture Co., Ltd. ("AM Jiaming")	December 31, 2015	the PRC	N/A

Meizheng Network Information Technology Co., Ltd. (“Meizheng Network”)	August 8, 2016	the PRC	N/A

Airmedia Network Technology Co., Ltd. (“AM Network”)	August 18, 2016	the PRC	N/A

Wangfan Network Technology Co.,Ltd. (“Iwangfan”)	May 6, 2016	the PRC	N/A

Shandong Airmedia Car Safety Technology Co.,Ltd.(“Shangdong Car Safe”)	July 21, 2016	the PRC	N/A
Dingsheng Ruizhi (Beiing) Investment Consulting Co., Ltd. (“Dingsheng Ruizhi”)	May 25, 2016	the PRC	N/A

Schedule of VIE's Income Statement Amounts
	For the years ended December 31,
	2014	2015	2016

Net revenues	$74,689	$46,237	$16,311
Net loss	(47,119)	(60,117)	(81,659)

AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Schedule of VIE's Balance Sheet Amounts
	As of December 31,
	2015	2016

Total current assets	$316,268	$177,425
Total non-current assets	190,684	127,486

Total assets	506,952	304,911

Total current liabilities	101,197	71,535
Total non-current liabilities	26,536	24,384

Total liabilities	$127,733	$95,919